Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of other non-current assets
	As of March 31,
	2022	2023
	RMB	RMB
Prepayment for property and equipment, and intangible asset	541	-
Total other non-current assets	541	-